Note 3 - Going Concern (Details Narrative) (USD $)	Jul. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Losses	$ 4,906,829
Negative Stockholders Equity	$ 1,126,270